Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2015 Fund))	0 Months Ended
	Jun. 28, 2011
Class A
Average Annual Return:
1 Year	5.40%
Life of Class	(4.70%)
Inception Date	Dec. 15, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	5.11%
Life of Class	(5.05%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.69%
Life of Class	(4.10%)
Class B
Average Annual Return:
1 Year	5.82%
Life of Class	(4.55%)
Inception Date	Dec. 15, 2006
Class C
Average Annual Return:
1 Year	9.80%
Life of Class	(4.09%)
Inception Date	Dec. 15, 2006
Class N
Average Annual Return:
1 Year	10.50%
Life of Class	(3.55%)
Inception Date	Dec. 15, 2006
Class Y
Average Annual Return:
1 Year	12.25%
Life of Class	(2.97%)
Inception Date	Dec. 15, 2006
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
Life of Class	5.89%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
Life of Class	(0.47%)	[1]

[1]	From 11/30/06